Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive “compensation actually paid” (“CAP”), as calculated per SEC disclosure rules, in accordance with the rules applicable to smaller reporting companies. CAP represents a required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the NEO realized or earned compensation, as well as from the way in which the compensation committee views annual compensation decisions. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to equity awards which remain subject to forfeiture if the vesting conditions are not satisfied.

Fiscal Year	Summary Compensation Table Total for CEO Sally A. Washlow $	Summary Compensation Table Total for CEO Michael H. Jenkins $	Compensation Actually Paid to CEO Sally A. Washlow(1) $	Compensation Actually Paid to CEO Michael H. Jenkins(1) $	Average Summary Compensation Table Total for Non-CEO NEOs $	Average Compensation Actually Paid to Non-CEO NEOs(1) $	Value of Initial Fixed $100 Investment Based on the Total Shareholder Return	Net Income (in millions) $

2026	$1,783,732	$412,718	$1,977,499	$412,718	$742,398	$855,379	$43.05	$(3.2)

2025	$—	$1,004,244	$—	$759,815	$809,177	$641,933	$82.76	$(13.6)

2024	$—	$989,362	$—	$574,052	$836,452	$574,144	$42.86	$(15.7)

(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	Fiscal 2026		Fiscal 2025		Fiscal 2024
	CEO Sally A. Washlow	Average Non-CEO NEOs	CEO Michael H. Jenkins	Average Non-CEO NEOs	CEO Michael H. Jenkins	Average Non-CEO NEOs

Total Compensation from Summary Compensation Table	$1,783,732	$742,398	$1,004,244	$809,177	$989,362	$836,452

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(420,200)	$(150,125)	$(510,000)	$(342,000)	$(510,000)	$(342,000)

Year-end fair value of unvested awards granted in the current year	611,800	218,500	$336,881	$225,909	$286,258	$191,962

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,821	$58,010	(56,731)	$(38,759)	$(149,650)	$(92,885)

Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,654)	$(13,404)	$(14,579)	$(12,394)	$(41,918)	$(19,385)

Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—

Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$193,767	$112,981	$(244,429)	$(167,244)	$(415,310)	$(262,308)

Compensation Actually Paid (as calculated)	$1,977,499	$855,379	$759,815	$641,933	$574,052	$574,144

2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by fiscal year:
2026: J. Per Brodin, Scott A. Green,
Michael
H. Jenkins
2025: J. Per Brodin, Scott A. Green
2024: J. Per Brodin, Scott A. Green

3)	Total Shareholder Return is determined based on the value of an initial fixed investment of $100 in OESX as of March 31, 2023.

Named Executive Officers, Footnote
2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by fiscal year:
2026: J. Per Brodin, Scott A. Green,
Michael
H. Jenkins
2025: J. Per Brodin, Scott A. Green
2024: J. Per Brodin, Scott A. Green

Adjustment To PEO Compensation, Footnote
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	Fiscal 2026		Fiscal 2025		Fiscal 2024
	CEO Sally A. Washlow	Average Non-CEO NEOs	CEO Michael H. Jenkins	Average Non-CEO NEOs	CEO Michael H. Jenkins	Average Non-CEO NEOs

Total Compensation from Summary Compensation Table	$1,783,732	$742,398	$1,004,244	$809,177	$989,362	$836,452

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(420,200)	$(150,125)	$(510,000)	$(342,000)	$(510,000)	$(342,000)

Year-end fair value of unvested awards granted in the current year	611,800	218,500	$336,881	$225,909	$286,258	$191,962

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,821	$58,010	(56,731)	$(38,759)	$(149,650)	$(92,885)

Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,654)	$(13,404)	$(14,579)	$(12,394)	$(41,918)	$(19,385)

Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—

Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$193,767	$112,981	$(244,429)	$(167,244)	$(415,310)	$(262,308)

Compensation Actually Paid (as calculated)	$1,977,499	$855,379	$759,815	$641,933	$574,052	$574,144

Non-PEO NEO Average Total Compensation Amount	$ 742,398	$ 809,177	$ 836,452
Non-PEO NEO Average Compensation Actually Paid Amount	$ 855,379	641,933	574,144
Adjustment to Non-PEO NEO Compensation Footnote
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	Fiscal 2026		Fiscal 2025		Fiscal 2024
	CEO Sally A. Washlow	Average Non-CEO NEOs	CEO Michael H. Jenkins	Average Non-CEO NEOs	CEO Michael H. Jenkins	Average Non-CEO NEOs

Total Compensation from Summary Compensation Table	$1,783,732	$742,398	$1,004,244	$809,177	$989,362	$836,452

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(420,200)	$(150,125)	$(510,000)	$(342,000)	$(510,000)	$(342,000)

Year-end fair value of unvested awards granted in the current year	611,800	218,500	$336,881	$225,909	$286,258	$191,962

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,821	$58,010	(56,731)	$(38,759)	$(149,650)	$(92,885)

Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,654)	$(13,404)	$(14,579)	$(12,394)	$(41,918)	$(19,385)

Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—

Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$193,767	$112,981	$(244,429)	$(167,244)	$(415,310)	$(262,308)

Compensation Actually Paid (as calculated)	$1,977,499	$855,379	$759,815	$641,933	$574,052	$574,144

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Total Shareholder Return Amount	$ 43.05	82.76	42.86
Net Income (Loss)	(3,200,000)	(13,600,000)	(15,700,000)
Michael H. Jenkins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	412,718	1,004,244	989,362
PEO Actually Paid Compensation Amount	$ 412,718	759,815	574,052
PEO Name	Michael H. Jenkins
Sally A. Washlow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,783,732
PEO Actually Paid Compensation Amount	$ 1,977,499
PEO Name	Sally A. Washlow
PEO | Michael H. Jenkins [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(244,429)	(415,310)
PEO | Michael H. Jenkins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(510,000)	(510,000)
PEO | Michael H. Jenkins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		336,881	286,258
PEO | Michael H. Jenkins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(56,731)	(149,650)
PEO | Michael H. Jenkins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,579)	(41,918)
PEO | Sally A. Washlow [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 193,767
PEO | Sally A. Washlow [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(420,200)
PEO | Sally A. Washlow [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	611,800
PEO | Sally A. Washlow [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,821
PEO | Sally A. Washlow [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,654)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,981	(167,244)	(262,308)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,125)	(342,000)	(342,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	218,500	225,909	191,962
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,010	(38,759)	(92,885)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,404)	$ (12,394)	$ (19,385)